Segmented information (Tables)	12 Months Ended
Dec. 31, 2013
Geographic Information

Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2013
Revenues	$4,330	$1,803	$6,133
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,842	$4,237	$14,079

2012
Revenues	$4,095	$1,600	$5,695
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,138	$4,249	$13,387

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163